Intangible assets, net (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	$ 37,231
Closing net book amount	35,423
Total
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	37,231	$ 27,519
Exchange differences	(1,572)	11,455
Additions	1,244	1,019
Amortization charge	(1,480)	(1,769)
Closing net book amount	35,423	38,224
Total | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	53,753	54,529
Total | Accumulated depreciation
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(18,330)	(16,305)
Goodwill
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	20,242	14,309
Exchange differences	(890)	6,154
Closing net book amount	19,352	20,463
Goodwill | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	19,352	20,463
Goodwill | Accumulated depreciation
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	0	0
Software
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	7,162	6,042
Exchange differences	(125)	2,135
Additions	1,244	1,019
Amortization charge	(1,126)	(1,387)
Closing net book amount	7,155	7,809
Software | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	20,947	20,062
Software | Accumulated depreciation
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(13,792)	(12,253)
Trademarks
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	9,256	6,431
Exchange differences	(637)	3,246
Additions	0	0
Amortization charge	(350)	(377)
Closing net book amount	8,269	9,300
Trademarks | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	12,189	12,740
Trademarks | Accumulated depreciation
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	(3,920)	(3,440)
Others
Changes in intangible assets other than goodwill [abstract]
Opening net book amount	571	737
Exchange differences	80	(80)
Additions	0	0
Amortization charge	(4)	(5)
Closing net book amount	647	652
Others | Cost
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	1,265	1,264
Others | Accumulated depreciation
Changes in intangible assets other than goodwill [abstract]
Closing net book amount	$ (618)	$ (612)